Fair value (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary Of Fair Value Measurement Of Assets And Liabilities
The following table presents an analysis of the financial instruments that are measured at their fair value, including the level of hierarchy of fair value. The amounts are based on the balances presented in the consolidated statement of financial position:

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	329,609	344,155	882,776	1,556,540
Debt instruments measured at fair value through other comprehensive income	11,779,535	9,132,649	—	20,912,184
Equity instruments measured at fair value through other comprehensive income	397,247	10,541	37,090	444,878
Derivatives receivable	—	158,101	—	158,101

	12,506,391	9,645,446	919,866	23,071,703

Accrued interest				334,385

Total financial assets				23,406,088

Financial liabilities
Derivatives payable	—	145,395	—	145,395

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	428,739	564,559	939,695	1,932,993
Debt instruments measured at fair value through other comprehensive income	9,946,427	6,770,090	—	16,716,517
Equity instruments measured at fair value through other comprehensive income	464,556	10,188	38,140	512,884
Derivatives receivable	—	515,800	—	515,800

	10,839,722	7,860,637	977,835	19,678,194

Accrued interest				322,425

Total financial assets				20,000,619

Financial liabilities
Derivatives payable	—	297,038	—	297,038

(*)	As of December 31, 2023 and 2022, correspond mainly to participations in mutual funds and investment funds.

Summary of significant unobservable inputs used in fair value measurement of assets
The table below presents a description of significant unobservable data used in valuation:

	Valuation technique	Significant unobservable inputs	Valuation		Sensitivity of inputs to fair value
			2023	2022
Private Equity Stocks	Net asset value	NAV	Depends on each investment	Depends on each investment	10 percent increase (decrease) in the NAVs would result in increase (decrease) in fair value by S/7,678,000 as of December 31, 2023 and S/7,022,000 as of December 31, 2022.

Private equity funds	Net asset value	NAV	Depends on each investment	Depends on each investment	10 percent increase (decrease) in the NAVs would result in increase (decrease) in fair value by S/80,597,000 as of December 31, 2023 and S/86,944,000 as of December 31, 2022.

Listed shares	Equity method	-	According to price risk	According to price risk	5 percent increase (decrease) of the price would result in increase in fair value of S/1,854,000 as of December 31, 2023 and S/1,907,000 as of December 31, 2022.

Summary of fair value measurement of assets
The table below includes a reconciliation of fair value measurement of financial instruments classified by the Group within Level 3 of the valuation hierarchy:

	2023	2022
	S/(000)	S/(000)
Initial balance as of January 1	977,835	1,133,763
Purchases	85,777	180,344
Sales	(35,625)	(280,297)
Loss recognized on the consolidated statement of income	(108,121)	(55,975)

Balance as of December 31	919,866	977,835

Summary of fair value measurement of assets and liabilities levels of hierarchy
The table below presents the disclosure of the comparison between the carrying amounts and fair values of the Group’s financial instruments that are not measured at their fair value, presented by level of fair value hierarchy:

	As of December 31, 2023					As of December 31, 2022
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	—	9,818,711	—	9,818,711	9,818,711	—	13,193,411	—	13,193,411	13,193,411
Inter-bank funds	—	524,915	—	524,915	524,915	—	296,119	—	296,119	296,119
Investments at amortized cost	3,277,672	80,042	—	3,357,714	3,474,004	2,949,507	—	—	2,949,507	3,302,779
Loans, net	—	44,737,995	—	44,737,995	46,520,382	—	42,932,260	—	42,932,260	45,502,998
Due from customers on acceptances	—	40,565	—	40,565	40,565	—	45,809	—	45,809	45,809
Other accounts receivable and other assets, net	—	1,246,480	—	1,246,480	1,246,480	—	919,767	—	919,767	919,767
Reinsurance contract assets	—	26,287	—	26,287	26,287	—	34,053	—	34,053	34,053

Total	3,277,672	56,474,995	—	59,752,667	61,651,344	2,949,507	57,421,419	—	60,370,926	63,294,936

Liabilities
Deposits and obligations	—	49,394,868	—	49,394,868	49,188,234	—	48,464,095	—	48,464,095	48,530,708
Inter-bank funds	—	119,712	—	119,712	119,712	—	30,012	—	30,012	30,012
Due to banks and correspondents	—	9,028,209	—	9,028,209	9,025,930	—	6,859,664	—	6,859,664	7,100,646
Bonds, notes and other obligations	4,587,631	708,643	—	5,296,274	5,551,629	6,447,282	990,545	—	7,437,827	7,906,303
Due from customers on acceptances	—	40,565	—	40,565	40,565	—	45,809	—	45,809	45,809
Insurance and reinsurance contract liabilities	—	12,207,536	—	12,207,536	12,207,536	—	11,231,321	—	11,231,321	11,231,321
Other accounts payable and other liabilities	—	3,056,196	—	3,056,196	3,056,196	—	2,533,292	—	2,533,292	2,533,292

Total	4,587,631	74,555,729	—	79,143,360	79,189,802	6,447,282	70,154,738	—	76,602,020	77,378,091